Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE-ASSETS
Summary of changes in right of use assets

	Land	Other Plants and Equipments	Right-of-use assets, Net
Changes in 2020	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	34,081,799	21,761,711	55,843,510
New assets contracts, by right-of use	213,445	2,491,480	2,704,925
Increases (decreases) from foreign currency translation differences, net	830,349	157,520	987,869
Depreciation	(1,894,646)	(2,139,466)	(4,034,112)
New agreements (decreases)	356,444	(356,444)	-
Other increases (decreases)	(707,853)	(2,338,390)	(341,318)
Closing balance as of December 31, 2020	33,373,946	19,423,321	55,502,192

	Land	Other Plants and Equipments	Right-of-use assets, Net
Changes in 2019	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019 before application of IFRS 16	2,758	17,651,914	17,654,672
Effects first time adoption IFRS 16	23,097,767	5,716,375	28,814,142
Opening balance as of January 1, 2019 after application of IFRS 16	23,100,525	23,368,289	46,468,814
Increases (decreases) from foreign currency translation differences, net	1,537,867	-	1,537,867
Depreciation	(1,482,706)	(1,838,562)	(3,321,268)
New agreements (decreases)	10,926,113	231,984	11,158,097
Total changes	10,981,274	-1,606,578	9,374,696
Closing balance as of December 31, 2019	34,081,799	21,761,711	55,843,510

Schedule of future payments derived from those contracts

	As of December 31,
	2020			2019
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	8,783,640	1,775,929	7,007,711	7,602,720	1,760,705	5,842,015
From one to two years	6,583,269	1,546,496	5,036,773	6,234,867	1,719,045	4,515,822
From two to three years	8,399,111	1,332,024	7,067,087	6,049,847	1,484,321	4,565,526
From three to four years	3,271,835	1,245,169	2,026,666	8,326,858	1,265,224	7,061,634
From four to five years	3,077,572	1,174,438	1,903,134	2,964,375	1,180,435	1,783,940
More than five years	37,595,016	8,770,869	28,824,147	38,630,310	8,991,558	29,638,752
Total	67,710,443	15,844,925	51,865,518	69,808,977	16,401,288	53,407,689

Schedule of Total Future Lease Payments

	As of December 31,	As of December 31,
	2020	2019
	ThCh$	ThCh$
Less than one year	4,813,265	3,485,151
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	4,813,265	3,485,151